Note 11 - Financial Instruments and Credit Risk (Detail) - Information regarding the Company’s accounts receivable credit risk (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Accounts receivable (in Dollars)	$ 2,469	$ 8,393	$ 2,682
Number of customers with receivable balance greater than 10% of total receivables	1	1	3
Customer share as a percent of total receivables	11.00%	71.00%	37.00%
Percentage share of total receivables		71.00%	34.00%